UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 W. Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

(414) 299-2295
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period:  June 30, 2011

Item 1. Report to Stockholders.

The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Miller Tabak Healthcare Transformation Fund (MTHFX)

ANNUAL REPORT
June 30, 2011

Table of Contents

Letter to Shareholders	1

Schedule of Investments	5

Statement of Assets and Liabilities	9

Statement of Operations	10

Statement of Changes in Net Assets	11

Statement of Cash Flows	12

Financial Highlights	13

Notes to Financial Statements	14

Report of Independent Registered Public Accounting Firm	21

Fund Expenses	22

Supplemental Information	23

This report and the financial statements contained herein are provided for the general information of the shareholders of the Miller Tabak Healthcare Transformation Fund.  This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

Dear Fellow Shareholder:

Please find enclosed our shareholder letter for the fiscal year 2011.  As this was our first year in operation the fiscal year only includes nine months of direct investing.  Nevertheless, since inception, the Fund posted returns of 6.70% vs. the S&P 500 Health Care Index of 18.08%.  Our results were restrained by a significant cash position which we put to work over the first few months of operations.  We are pleased to report that by the end of the period we had increased our investment holdings which reduced our cash position to below 20%.

Contributors

Positive contributors to the performance were the managed care stocks which include United Health Care and Humana, which were our two largest positions. These stocks benefited from low valuations, a recovery from fear over health reform and, most importantly, improving earnings trends.  We believe companies that engage in cost control efforts will be on the side of the angels. In medical devices our position in Intuitive Surgical generated positive returns as the movement toward minimally invasive surgery continued. In pharmaceuticals, Shire and Bristol Myers Squibb were positive contributors and exemplified that developing new drugs is the primary means by which pharmaceutical companies can drive returns. In generic pharmaceuticals, Valeant Pharmaceuticals showed that successful change agents in health care can be rewarded.  In biotech, Pharmasset contributed and demonstrated that good science should eventually also be rewarded by the market. In our cost control segment, Stericycle and HMS proved that there are numerous ways companies can contribute to the improvement of health care.

Detractors

The main detractor from performance was our significant cash position during much of the period.  As an opportunistic hedged strategy we see our mandate as equally split between capital protection and capital appreciation. We did look for and received several opportunities to enter positions, but the very strong health care market moved faster than we were able. We are now close to fully-invested and so expect that we are better-positioned on both the long and shorts sides of the portfolio.

Our largest short positions, Amgen and Medtronic, also worked against us during the period.  We continue to believe, however, that both companies lack pipeline and continue to contribute to greater costs in the health care system. Emphasizing that point, The Spine Journal dedicated an entire issue to Medtronic’s InFuse product, suggesting overuse and implying that aggressive sales tactics were to blame for this excessive utilization. In our judgment the market will eventually come to realize that companies that are cost drivers in health care will have their share price punished.

Given the volatile nature of health care we cannot overemphasize the importance of a short component in any such investment portfolio.

Options

Our options strategy during the period was relatively small as a component of the overall portfolio, as volatility (generally how options are valued) was on the lower side of average.  Our predominant approach recently has been to use covered call strategies. While this did not offer much downside protection, we were able to generate some additional cash as most of the covered calls expired worthless.  As the option market permits we will employ additional strategies.

Macro Environment

There was a time when health care was relatively insulated from wide swings in macroeconomic conditions. However, over the last decade the resistance to economic forces has been broken-down by increased consumer contributions to health care (i.e., higher co-pays and deductibles) and a decrease in the number of people with health insurance.

In the US we are living through a post-recession de-leveraging, which has had an impact most notably on the elective and semi-elective procedures such as hip-implants.  We do not see an immediate change to this environment and therefore our working hypothesis is below-trend GDP growth along with sluggish employment.

Along with the US economic situation, global and sovereign issues were something that health care investors did not have at the top of their risk list, but recent events have brought these issues to the forefront. For example, Greece, because of its sovereign debt issues, reneged on at least some of it payments to pharmaceutical companies.  Additionally, several pharmaceutical companies have seen currency changes impact earnings sufficiently that they now are incorporating currency risk into their forward guidance.

Health Care

As even the casual news observer may have noticed, health care reform has received a fair bit of attention in the media over the last year or two. Much of this was in connection with the health reform legislation that resulted in the Patient Protection and Affordable Care Act (PPACA).  In addition, deficit issues in the US have raised the specter of changes to entitlement programs as well as to other government agencies that touch US health care, such as at the NIH, FDA and VA health services. Of course, we are watching the political news with great interest and do not anticipate a lack of rhetoric as we enter the new political season.

We make the observation that at $2.5 trillion or 18% of GDP, health care has a disproportionate effect on both government spending and the economy, and given changing demographics will continue to be a significant industry for the foreseeable future. As investors, we embrace change; it is at such times that uncertainty is highest and profit potential is greatest, in our view.

As always we look to invest in companies that improve health care quality, lower health care costs, increase access to health care services, and/or innovate and develop new ways to prevent, detect, treat and manage disease. We believe that companies that do this well will be on the right side of any health care changes. Conversely, we are looking to short-sell any company that increases the burden to the health care system by increasing cost or otherwise providing unnecessary products or services.

Health care reform is not exclusive to the US. We have observed that reform initiatives are occurring in numerous places around the globe from the developed countries (e.g.,  Britain and Spain) to the emerging markets (e.g., China and Malaysia.) While the infrastructure or disease burden may be different than in the US, the underlying problems of delivering health care to a large number of people in a cost-effective way remain the same.  And again, our basic investing tenets apply to companies acting outside the US as well.

Given these factors, our outlook for the sector is for continued volatility in shares across most countries. However, we also believe that the delineation between successful and unsuccessful companies will grow as some companies will be able to adapt to changing conditions, whereas others will not.

Conclusion

We would like to thank your for your investment in the Miller Tabak Healthcare Transformation Fund. We strive every day to deliver the best possible returns at the lowest possible risk with the utmost transparency.  We encourage our investors to follow our commentary on our website and do not hesitate to reach out to us with any questions or concerns.

Les Funtleyder
Portfolio Manager
Miller Tabak Healthcare Transformation Fund
331 Madison Ave
NY, NY 10017

An investment in the Fund is subject to risks, and you could lose money on your investment. Foreign investments present additional risks due to currency fluctuations, economic and political factors, lower liquidity and other factors. There are also risks associated with small and mid-capitalization issues such as market illiquidity and greater market volatility than larger capitalization issues. Short sales are speculative transactions and involve special risks, including that the fund’s losses are potentially unlimited. Investments concentrated in one economic sector, such as Healthcare, experience greater volatility than more broadly based investments.

Miller Tabak Healthcare Transformation Fund
FUND PERFORMANCE AND SUMMARY at June 30, 2011

This graph compares a hypothetical $10,000 investment in the Fund, made at its inception with a similar investment in the S&P 500 Healthcare Index.  Results include the reinvestment of all dividends and capital gains.

The S&P 500 Healthcare Index is a capitalization-weighted index that tracks the companies in the healthcare sector as a subset of the S&P 500.  The S&P Composite 1500 Healthcare Index is an unmanaged capitalization-weighted index that measures the performance of the health care sector of the S&P Composite 1500 Index. The S&P Composite 1500 Index is a broad-based, unmanaged, capitalization-weighted index comprising 1,500 stocks of Large-cap, Mid-cap, and Small-cap U.S. companies and gives a broad look at how U.S. stock prices have performed.  It is not possible to invest directly in the index.

This index does not reflect expenses, fees or sales charge, which would lower performance.  This index is unmanaged and it is not possible to invest in an index.

Total Returns as of June 30, 2011
			Since
	3 Months	6 Months	Inception*
Miller Tabak Healthcare Transformation Fund	3.19%	6.91%	6.70%
S&P 500 Healthcare Index	7.87%	13.93%	18.08%
S&P 1500 Healthcare Index	7.26%	14.19%	19.35%
* Inception date 9/30/10.

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.  Current performance may be lower or higher than the performance information quoted.

Gross and net expense ratios for the Fund are 2.55% and 2.35%, respectively, which are the amount stated in the current prospectus as of the date of this report.  The contractual fee waivers are in effect through 6/30/12.

Returns reflect the reinvestment of distributions made by the Fund, if any.  The deduction of taxes that a shareholder would pay on Fund distribution or the redemption of Fund shares is not reflected in the total returns.

Shares redeemed within 60 days of purchase will be charged 1.00% redemption fee.

The Fund's advisor has waived fees or expenses; absent such waivers, the Fund's returns would have been lower.

Miller Tabak Healthcare Transformation Fund
SCHEDULE OF INVESTMENTS - As of June 30, 2011

Number
of Shares		Value
	Common Stocks - 72.5%
	Commerical Services - 1.3%
105	HMS Holdings Corp.*	$8,071

	Consumer Products-Miscellaneous - 1.3%
600	Prestige Brands Holdings, Inc.*	7,704

	Dental Supplies & Equipment - 2.8%
450	DENTSPLY International, Inc.	17,136

	Hazardous Waste Disposal - 2.2%
150	Stericycle, Inc.*	13,368

	Health Care Cost Containment - 2.1%
500	ExamWorks Group, Inc.*	12,695

	Medical-Biomedical/Genetic - 10.6%
100	BioCryst Pharmaceuticals, Inc.*	382
200	Celgene Corp.*+	12,064
400	Complete Genomics, Inc.*	6,112
250	Illumina, Inc.*	18,788
1,000	Momenta Pharmaceuticals, Inc.*	19,460
150	Vertex Pharmaceuticals, Inc.*+	7,798
		64,604
	Medical-Drugs - 21.1%
700	Bristol-Myers Squibb Co.	20,272
450	Merck & Co., Inc.	15,881
350	Novartis AG - ADR+	21,388
150	Novo Nordisk A/S - ADR+	18,792
200	Opko Health, Inc.*	738
650	Pfizer, Inc.	13,390
125	Pharmasset, Inc.*+	14,025
125	Shire PLC - ADR	11,776
250	Valeant Pharmaceuticals International, Inc.	12,990
		129,252
	Medical-HMO - 11.6%
135	Aetna, Inc.	5,952
110	CIGNA Corp.	5,658
415	Humana, Inc.	33,424
500	UnitedHealth Group, Inc.+	25,790
		70,824

Miller Tabak Healthcare Transformation Fund
SCHEDULE OF INVESTMENTS - As of June 30, 2011

Number
of Shares		Value
	Medical-Hospitals - 0.5%
100	HCA Holdings, Inc.*	$3,300

	Medical Instruments - 3.7%
300	Boston Scientific Corp.*	2,073
55	Intuitive Surgical, Inc.*	20,466
		22,539
	Medical Products - 9.3%
300	CareFusion Corp.*	8,151
125	Covidien PLC	6,654
300	Johnson & Johnson	19,956
100	Smith & Nephew PLC - ADR	5,416
235	Varian Medical Systems, Inc.*	16,455
		56,632

	Medical-Wholesale Drug Distributor - 2.0%
300	AmerisourceBergen Corp.	12,420

	REITS-Health Care - 2.4%
400	HCP, Inc.	14,676

	Therapeutics - 1.6%
400	Warner Chilcott PLC - Class A	9,652

	Total Common Stocks	442,873
	(Cost $392,346)

	Short-Term Investments - 21.9%
133,695	Fidelity Institutional Money Market Fund, 0.13% ‡	133,695
	Total Short-Term Investments	133,695
	(Cost $133,695)

	Total Investments - 94.4%	576,568
	(Cost $526,041)
	Other Assets less Liabilities - 5.6%	34,322
	Total Net Assets - 100.0%	$610,890

Miller Tabak Healthcare Transformation Fund
SCHEDULE OF INVESTMENTS - As of June 30, 2011

Sold Short
Number
of Shares		Value
	Common Stocks
	Medical-Biomedical/Genetic
(200)	Amgen, Inc.*	$(11,670)

	Medical-Generic Drugs
(250)	Mylan, Inc.*	(6,168)

	Medical Information Systems
(100)	Allscripts Healthcare Solutions, Inc.*	(1,942)

	Medical Instruments
(250)	Medtronic, Inc.	(9,632)

	Medical Labs & Testing Services
(70)	Laboratory Corp. of America Holdings*	(6,775)

	Medical Products
(100)	Baxter International, Inc.	(5,969)
(80)	Henry Schein, Inc.*	(5,727)
(150)	Hospira, Inc.*	(8,499)
(75)	Stryker Corp.	(4,402)
		(24,597)

	Total Securities Sold Short	$(60,784)
	(Proceeds $58,272)

Call Options Written
Number
of Contracts		Value
(1)	Celgene Corp., Exp. 7/16/2011, Exercise Price $60	$(131)
(1)	Celgene Corp., Exp. 8/20/2011, Exercise Price $63	(126)
(1)	Novo Nordisk A/S, Exp. 7/16/2011, Exercise Price $130	(58)
(1)	Pharmasset, Inc., Exp. 7/16/2011, Exercise Price $125	(80)
(1)	Vertex Pharmaceuticals, Inc., Exp. 8/20/2011, Exercise Price $58	(120)
	Total Call Options Written	$(515)
	(Proceeds $849)

ADR- American Depositary Receipt
* Non-income producing security
+ Cash of $82,626 and all or a portion of this security is held as collateral for short sales or cover for open written option contracts.  At period end, the aggregate market value of those securities was $63,949.
‡ The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Miller Tabak Healthcare Transformation Fund
SUMMARY OF INVESTMENTS
As of June 30, 2011 (Unaudited)

Percent of
Security Type/Industry	Total Net Assets
Common Stocks
Medical-Drugs	21.1%
Medical-HMO	11.6
Medical-Biomedical/Genetic	10.6
Medical Products	9.3
Medical Instruments	3.7
Dental Supplies & Equipment	2.8
REITS-Health Care	2.4
Hazardous Waste Disposal	2.2
Health Care Cost Containment	2.1
Medical-Wholesale Drug Distributor	2
Therapeutics	1.6
Commerical Services	1.3
Consumer Products-Miscellaneous	1.3
Medical-Hospitals	0.5
Short-Term Investment	21.9
Total Investments	94.4
Other Asset less Liabilities	5.6
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Miller Tabak Healthcare Transformation Fund
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2011

ASSETS
Investments in securities, at value (cost $526,041)	$576,568
Cash	3,742
Receivables:
Investments sold	16,710
Dividends and interest	595
Deposits with brokers for written options and short investments	78,884
Due from advisor	48,808
Offering costs	8,756
Prepaid expenses	21,434
Total assets	755,497

LIABILITIES
Securities sold short, at value (cost $58,272)	60,784
Written option contracts, at value (premium received $849)	515
Payables:
Investment securities purchased	41,170
Dividends on sercurities sold short	9
Transfer agent fees	5,054
Fund accounting fees	5,652
Distribution fees - (Note 6)	1,039
Administration fees	4,266
Custody fees	1,913
Chief Compliance Officer fees	2,221
Trustees fees	615
Accrued other expenses	21,369
Total liabilities	144,607

NET ASSETS	$610,890

COMPONENTS OF NET ASSETS
Capital (par value of $0.01 per share with an unlimited number of shares authorized)	$568,089
Accumulated net realized gain (loss) on investments, securities sold short and written option contracts	(5,548)
Net unrealized appreciation (depreciation) on investments
Investments	50,527
Securities sold short	(2,512)
Written option contracts	334
Net Assets	$610,890

Shares of beneficial interest issued and outstanding	57,267
Net asset value per share	$10.67

See accompanying Notes to Financial Statements.

Miller Tabak Healthcare Transformation Fund
STATEMENT OF OPERATIONS
For the Period September 30, 2010* through June 30, 2011

Investment Income
Income
Dividends (net of foreign withholding taxes of $146)	$3,198
Interest	442
Total income	3,640

Expenses
Advisory fee	6,173
Transfer agent fees	27,565
Administration fees	26,130
Offering costs	25,984
Fund accounting fees	23,654
Registration fees	21,122
Audit fees	15,000
Custody fees	7,836
Chief compliance officer fees	6,732
Legal fees	4,434
Trustees fees and expenses	4,272
Shareholder reporting fees	1,948
Distribution fees - (Note 6)	1,039
Insurance fees	501
Miscellaneous expenses	4,180

Total expenses before dividends and interest on short positons and waived advisor fees	176,570
Advisory fee waived	(6,173)
Other expenses reimbursed	(160,993)
Interest expense	40
Dividends on short positions	130
Net expenses	9,574
Net investment loss	(5,934)

Realized and Unrealized Gain (Loss) from Investments
Net realized gain (loss) on:
Investments	(5,451)
Securities sold short	(1,651)
Written option contracts	1,415
Net realized loss on investments	(5,687)

Change in unrealized appreciation (depreciation) on:
Investments	50,527
Securities sold short	(2,512)
Written option contracts	334
Net unrealized appreciation on investments	48,349

Net realized and unrealized gain on investments	42,662

Net Increase in Net Assets from Operations	$36,728

* Commencement of Operations

See accompanying Notes to Financial Statements.

Miller Tabak Healthcare Transformation Fund
STATEMENTS OF CHANGES IN NET ASSETS

For the Period
September 30, 2010*
to June 30, 2011
INCREASE (DECREASE) IN NET ASSETS FROM:
Operations
Net investment loss	$(5,934)
Net realized loss on investments, securities sold short and written option contracts	(5,687)
Net change in unrealized appreciation on investments, securities sold short and written option contracts	48,349
Net increase in net assets resulting from operations	36,728

Capital Transactions
Net proceeds from shares sold	574,162
Cost of shares redeemed	-
Net change in net assets from capital transactions	574,162

Total increase in net assets	610,890

Net Assets
Beginning of period	-
End of period	$610,890

Capital Share Transactions
Shares sold	57,267
Shares redeemed	-
Net increase	57,267

* Commencement of Operations

See accompanying Notes to Financial Statements.

Miller Tabak Healthcare Transformation Fund
STATEMENT OF CASH FLOWS
For the Period September 30, 2010* through June 30, 2011

Increase/(Decrease) in Cash
Cash flows provided by / (used for) operating activities:
Net increase in net assets resulting from operations	$36,728
Adjustments to reconcile net increase in net assets from operations to
Net cash used for operating activities:
Purchase of investment securities	(505,462)
Proceeds from sale of investment securities	107,665
Proceeds from short sale	82,655
Closed short transactions	(26,033)
Net change in options	2,263
Sale of short-term investment, net	(133,695)
Increase in deposits with brokers for short sales	(78,884)
Increase in dividends payables on securities sold short	9
Increase in dividends and interest receivables	(595)
Increase in receivables for securities sold	(16,710)
Increase in due from advisor	(48,808)
Increase in other assets	(30,190)
Increase in payables for securities purchased	41,170
Increase in accrued expenses	42,129
Net realized loss on investments	5,687
Unrealized appreciation on securities	(48,349)
Net cash used for operating activities	(570,420)
Cash flows provided by / (used for) financing activities:
Proceeds from sale of shares	574,162
Redemption of shares, net of redemption fees	-
Dividends paid to shareholders, net of reinvestments	-
Net cash provided by financing activities	574,162

Net increase in cash	3,742
Cash at beginning of period	-
Cash at end of period	$3,742

* Commencement of Operations

See accompanying Notes to Financial Statements.

Miller Tabak Healthcare Transformation Fund
FINANCIAL HIGHLIGHTS

Per share operating performance.	For the period
For a capital share outstanding throughout the Period.	September 30, 2010* to
	June 30, 2011
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income	(0.11	) 1
Net realized and unrealized gain on investments	0.78
Total from investment operations	0.67

Net asset value, end of period	$10.67

Total return	6.70	% 2

Ratios and Supplemental Data
Net assets, end of period (000)	$611

Ratio of expenses to average net assets4
Before fees waived and expenses absorbed	42.37	% 3
After fees waived and expenses absorbed	2.30	% 3
Ratio of net investment income to average net assets
Before fees waived and expenses absorbed	(41.50	)% 3
After fees waived and expenses absorbed	(1.42	)% 3

Portfolio turnover rate	48	% 2

*	Commencement of Operations
1	Calculated based on average shares outstanding
2	Not annualized.
3	Annualized.
4
Includes interest expense and dividends on securities sold short. If interest expense and dividends on securities sold short were excluded, the ratio of net expenses to average net assets would have been 2.25%.

See accompanying Notes to Financial Statements.

Miller Tabak Healthcare Transformation Fund
NOTES TO FINANCIAL STATEMENTS – June 30, 2011

Note 1 – Organization
Miller Tabak Healthcare Transformation Fund (the ‘‘Fund’’) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund’s primary investment objective is to provide long-term capital appreciation. The Fund commenced investment operations on September 30, 2010.

Note 2 –Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Options are valued at the last quoted sales price, if no sale was reported on that date, the last quoted bid price is used. Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

Money Market Investments - The Fund invests a significant amount (21.9% as of June 30, 2011) in the Fidelity Institutional Money Market Fund (“FMPXX”).  FMPXX Invests in U.S. dollar-denominated money market securities of domestic and foreign issuers rated in the highest category by at least two nationally recognized rating services or by one if only one rating service has rated a security, or, if unrated, determined to be of equivalent quality by Fidelity Management & Research Company, U.S. Government securities and repurchase agreements. FMPXX may invest more than 25% of its total assets in the financial services.

(b) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis.  Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the company’s understanding of the applicable country’s tax rules and rates.  Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.  Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

The Fund incurred offering costs of approximately $33,343, which are being amortized over a one-year period from September 30, 2010 (commencement of operations).

Miller Tabak Healthcare Transformation Fund
NOTES TO FINANCIAL STATEMENTS – June 30, 2011
(Continued)

(c) Short Sales
The Fund may engage in short sales that are “uncovered”.  Uncovered short sales are transactions under which a Fund sells a security it does not own.  To complete such a transaction, the Fund must borrow the security to make delivery to the buyer.  The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement.  The price at such time may be more or less than the price at which the security was sold by the Fund.  Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense on the Statement of Operations.  To borrow the security, the Fund also may be required to pay a premium, which would decrease proceeds of the security sold.  The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A gain, limited to the price at which the Fund sells the security short, or a loss, potentially unlimited in size, will be recognized upon the closing of a short sale.

(d) Options
The Fund may write or purchase options contracts primarily to enhance the Fund’s returns and reduce volatility. In addition, the Fund may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk.  When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased.  Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses.  The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss.  If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.  The Fund, as a purchaser of an option, bears the risk that the counterparties to the option may not have the ability to meet the terms of the option contracts.

(e) Federal Income and Excise Taxes
The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders.  Therefore, no provision is made for federal income or excise taxes.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination.  A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Fund to analyze all open tax years (June 2011), as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities.  As of and during the period ended June 30, 2011, the Fund did not have a liability for any unrecognized tax benefits.  The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Miller Tabak Healthcare Transformation Fund
NOTES TO FINANCIAL STATEMENTS – June 30, 2011
(Continued)

(f) Distributions to Shareholders
The character of distributions made during the year from net investment income or net realized gain may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain/(loss) items for financial statement and tax purposes.  Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with Miller Tabak Advisors, LLC (the “Advisor”).  Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 1.48% of the Fund’s average daily net assets.  The Advisor has contractually agreed to waive its fee and, if necessary, to reimburse other operating expenses in order to limit total annual operating expenses (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) to 2.25% of the Fund's average daily net assets until September 30, 2011.

For the period September 30, 2010 (commencement of operations) through June 30, 2011, the Advisor waived all of its advisory fees and reimbursed other expenses totaling $167,166.  The Advisor may recover from the Fund fees and expenses previously waived or reimbursed if the Fund’s expense ratio, including the recovered expenses, falls below any current expense limit and the expense limit in place at the time the expenses were incurred.  At June 30, 2011, the amount of these potentially recoverable expenses was $167,166.  The Advisor is permitted to seek reimbursement from the Fund for a period three fiscal years following the fiscal year in which such reimbursements occurred.  As of June 30, 2011, the Advisor may recapture a portion of the $167,166 no later than June 30, 2014.

Grand Distribution Services, LLC (“GDS”) serves as the Fund’s distributor; UMB Fund Services, Inc. (“UMBFS”), an affiliate of GDS, serves as the Fund’s fund accountant and co-administrator; and Mutual Fund Administration Corporation (“MFAC”) serves as the Fund’s other co-administrator. UMBFS also serves as the Fund’s transfer agent and UMB Bank, n.a. (“UMBNA”), an affiliate of UMBFS, serves as the Fund’s custodian.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators.  For the period September 30, 2010 (commencement of operations) through June 30, 2011, the Fund’s allocated fees incurred for Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

Cipperman & Co. provides Chief Compliance Officer (“CCO”) services to the Trust.  The Fund’s allocated fees incurred for CCO services for the period September 30, 2010 (commencement of operations) through June 30, 2011, are reported on the Statement of Operations.

Miller Tabak Healthcare Transformation Fund
NOTES TO FINANCIAL STATEMENTS – June 30, 2011
(Continued)

Note 4 – Federal Income Taxes

At June 30, 2011, the cost of securities and proceeds from securities sold short, on a tax basis and gross unrealized appreciation and (depreciation) on investments and securities sold short for federal income tax purposes were as follows:

Cost of investments	$527,889
Proceeds from securities sold short	(59,121)
Net cost	$468,768

Gross unrealized appreciation	$51,675
Gross unrealized depreciation	(5,174)
Net unrealized appreciation on investments and securities sold short	$46,501

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of June 30, 2011, the components of accumulated earnings on a tax basis were as follows:

Undistributed ordinary income	$-
Undistributed long-term capital gains	-
Tax accumulated earnings	-
Accumulated capital and other losses	(3,700)
Unrealized appreciation	46,501
Total accumulated earnings	$42,801

Losses incurred after October 31 ("post-October" losses) and within the taxable year are deemed to arise on the first day of the Fund's next taxable year. As of June 30, 2011, the Fund had $3,700 of post-October capital losses, which are deferred until July 1, 2011 for tax purposes.

Note 5 - Investment Transactions
For the period September 30, 2010 (commencement of operations) through June 30, 2011, purchases and sales of investments, excluding short-term investments and options, were $505,462 and $107,665, respectively.

Transactions in option contracts written for the period September 30, 2010 through June 30, 2011 were as follows:

	Number of Contracts	Premiums Received
Outstanding at September 30, 2010 (commencement of operations)	—	$—
Options written	16	2,543
Options expired	(11)	(1,694)
Outstanding at June 30, 2011	5	$849

Miller Tabak Healthcare Transformation Fund
NOTES TO FINANCIAL STATEMENTS – June 30, 2011
(Continued)

Note 6 - Distribution Plan
The Trust, on behalf of the Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act that allows the Fund to pay distribution fees for the sale and distribution of its shares.  The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of average daily net assets.

For the period September 30, 2010 (commencement of operations) through June 30, 2011, distribution fees incurred are disclosed on the Statement of Operations.

Note 7 – Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, the Fund expects the risk of loss to be remote.

Note 8 –Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad levels as described below:

·	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

·
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

·
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of June 30, 2011, in valuing the Fund’s assets carried at fair value:

Miller Tabak Healthcare Transformation Fund
NOTES TO FINANCIAL STATEMENTS – June 30, 2011
(Continued)

	Level 1	Level 2	Level 3	Total
Assets
Investments, at value
Common Stocks1	$442,873	-	-	$442,873
Short-Term Investments	133,695	-	-	133,695
Total Assets	$576,568	-	-	$576,568

Liabilities
Other Financial Instruments
Securities Sold Short
Common Stocks1	$(60,784)	-	-	$(60,784)
Options Written	(515)			(515)
Total Liabilities	$(61,299)	-	-	$(61,299)

1 All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.  The Fund did not hold any Level 2 or Level 3 securities during the period.

Note 9 –Derivatives and Hedging Disclosures:
Derivatives and Hedging requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows. The Fund invested in options during the period September 30, 2010 (commencement of operations) through June 30, 2011.

The effects of these derivative instruments on the Fund's financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations are presented in the tables below.  The fair values of derivative instruments as of June 30, 2011 by risk category are as follows:

	Asset Derivatives		Liability Derivatives
Derivatives not designated as hedging instruments, carried at fair value	Statement of Asset and Liabilities Location	Fair Value	Statement of Asset and Liabilities Location	Fair Value
Purchased Option Contracts	Investments in securities, at value	$0	Written Option Contracts, at value	$(515)

Total		$0		$(515)

Miller Tabak Healthcare Transformation Fund
NOTES TO FINANCIAL STATEMENTS – June 30, 2011
(Continued)

The effects of derivative instruments on the Statement of Operations for the period September 30, 2010 (commencement of operations) through June 30, 2011 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Purchased Option Contracts	Written Option Contracts	Total
Equity contracts	$0	$1,489	$1,489

Total	$0	$1,489	$1,489

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Purchased Option Contracts	Written Option Contracts	Total
Equity contracts	$0	$334	$334

Total	$0	$334	$334

Note 10– Improving Disclosures about Fair Value Measurements
In January 2010, Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update “Improving Disclosures about Fair Value Measurements” (“ASU”).  The ASU requires enhanced disclosures about purchases, sales, issuances, and settlements on a gross basis relating to Level 3 measurements.  This disclosure will become effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years.  Management is currently evaluating the impact this disclosure may have on the Fund’s financial statements.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements’ in GAAP and the International Financial Reporting Standards (“IFRSs’). ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs. ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. Management is currently evaluating the impact these amendments may have on the Fund’s financial statements.

Note 11 – Events Subsequent to the Fiscal Period End
The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet.  There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Funds’ financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders
Investment Managers Series Trust

We have audited the accompanying statements of assets and liabilities of the Miller Tabak Healthcare Transformation Fund (the “Fund”), a series of Investment Managers Series Trust, including the schedule of investments, as of June 30, 2011, and the related statement of operations, the statement of changes in net assets and the financial highlights for the period September 30, 2010 (commencement of operations) to June 30, 2011.  These financial statements and financial highlights are the responsibility of the Fund’s management.   Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).   Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.   The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.   Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting.   Accordingly, we express no such opinion.   An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.   Our procedures included confirmation of securities owned as of June 30, 2011, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received.   An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Miller Tabak Healthcare Transformation Fund as of June 30, 2011, and the results of its operations, the changes in its net assets and its financial highlights for the period September 30, 2010 to June 30, 2011, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
August 29, 2011

Miller Tabak Healthcare Transformation Fund
Funds Expense Example – Unaudited
June 30, 2011

Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) redemption fees and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from 01/01/11 to 06/30/11.

Actual Expenses
The information in the table under the headings “Actual Performance” provides actual account values and actual expenses.  You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the row entitled “Expenses Paid during Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the tables under the headings “Hypothetical (5% annual return before expenses)” provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges.  Therefore, the information under the headings “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Miller Tabak Healthcare Transformation Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	01/01/11	06/30/11	01/01/11 – 06/30/11

Actual Performance	$1,000.00	$1,069.10	$11.90
Hypothetical (5% annual return before expenses)	$1,000.00	$1,013.81	$11.58

* Expenses are equal to the Fund’s annualized expense ratio of 2.32% (including interest expense and dividend expense on securities sold short) multiplied by the average account value over the period, multiplied by the number of days in the most recent period divided by 365.  The expense ratios reflect an expense waiver.  Assumes all dividends and distributions were reinvested.

Miller Tabak Healthcare Transformation Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Trustees and Officer Information

Additional information about the Trustees is included in the Fund’s Statement of Additional Information which is available, without charge, upon request by calling 1-888-682-3847.  The Trustees and officers of the Fund and their principal occupations during the past five years are as follows:

Name, Address, Year of Birth and Position(s) held with Trust	Term of Officec and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trustee	Other Directorships Held During the Past Five Years by Trustee
“Independent” Trustees:
Charles H. Millera (Born 1947) Trustee	Since November 2007	Executive Vice President, Client Management and Development, Access Data Corporation, a Broadridge company, a provider of technology and services to asset management firms (1997-present)	38	None
Ashley Toomey Rabun a (born 1952) Trustee and Chairperson of the Board	Since November 2007	President and Founder, InvestorReach, Inc. a financial services consulting firm (1996-present)	38	None
William H. Young a (born 1950) Trustee	Since November 2007	Independent financial services consultant (1996-present); Consultant-Interim CEO, Unified Fund Services, Inc., a mutual fund service provider (2003-2006); Ex-officio Board Member of the National Investment Company Service Association and past President and Chairman (1995-1997); Senior Vice President, Oppenheimer Management Company (1983-1996)	38	None
Interested Trustees:
John P. Zader a † (born 1961) Trustee and President	Since November 2007 as Trustee and December 2007 as President	CEO, UMB Fund Services, Inc., a mutual and hedge fund service provider, and the transfer agent, fund accountant, and co-administrator for the Fund, and affiliate of the Fund’s distributor and custodian (2006-present); Consultant to Jefferson Wells International, a provider of professional services for multiple industries, including financial services organizations (2006); Senior Vice President and Chief Financial Officer, U.S. Bancorp Fund Services, LLC, a mutual and hedge fund service provider (1988-2006)	38	None
Eric M. Banhazlb† (born 1957) Trustee and Vice President	Since January 2008 as Trustee and December 2007 as Vice President	President, Mutual Fund Administration Corp. (2006 – present); Senior Vice President, U.S. Bancorp Fund Services, LLC, a mutual and hedge fund service provider (2001 – 2006)	38	Advisors Series Trust (1997 to 2007).
Officers of the Trust
Rita Damb (born 1966) Treasurer and Assistant Secretary	Since December 2007	Vice President, Mutual Fund Administration Corp. (2006 – present); Vice President, U.S. Bancorp Fund Services, LLC, a mutual and hedge fund service provider (2001 - 2006)	N/A	N/A

Miller Tabak Healthcare Transformation Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Name, Address, Year of Birth and Position(s) held with Trust	Term of Officec and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trustee	Other Directorships Held During the Past Five Years by Trustee
Joy Ausilib (born 1966) Secretary and Assistant Treasurer	Since December 2007	Vice President, Mutual Fund Administration Corp. (2006 – present); Vice President, U.S. Bancorp Fund Services, LLC, a mutual and hedge fund service provider (2001 - 2006)	N/A	N/A
Terrance P. Gallagher, CPA, JD a (born 1958) Vice President	Since December 2007
Executive Vice President, UMB Fund Services, Inc. (2007 – present); Director of Compliance, Unified Fund Services Inc. (2004 – 2007); Partner, The Academy of Financial Services Studies and Precision Marketing Partners (1998 - 2004); Senior Vice President, Chief Financial Officer and Treasurer of AAL Capital Management and The AAL Mutual Funds (1987 - 1998)
			N/A	N/A
Robert Tuszynski a (born 1959) Vice President	Since March 2010	Senior Vice President, Director of Distribution Services, UMB Fund Services, Inc. (2008 – present); Vice President and CCO, CUNA Mutual Fund Group (2004 – 2008)	N/A	N/A
Todd Cippermanb (born 1966) Chief Compliance Officer (“CCO”)	Since December 2009	Founder and Principal, Cipperman & Company/Cipperman Compliance Services (2004 – present)	N/A	N/A

a	Address for certain Trustees and certain officers: 803 West Michigan Street, Milwaukee, WI 53233-2301.
b	Address for Mr. Banhazl, Ms. Ausili and Ms. Dam: 2220 E. Route 66, Suite 226, Glendora, CA 91740. Address for Mr. Cipperman: 500 Swedesford Road, Suite 104, Wayne, PA 19087.
c	Trustees and officers serve until their successors have been duly elected.
†
Mr. Zader is an “interested person” of the Trust by virtue of his position with the Fund’s distributor, Grand Distribution Services, LLC  and its affiliates, UMB Fund Services, Inc., the transfer agent, fund accountant and co-administrator of the Fund, and the Fund’s custodian, UMB Bank, n.a.  Mr. Banhazl is deemed to be an “interested person” of the Trust by virtue of his position with Mutual Fund Administration Corp., the Fund’s co-administrator.

Investment Advisor
Miller Tabak Advisors LLC
331 Madison Avenue
New York, New York 10017

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
Kansas City, Missouri  64106

 Fund Co-Administrator
Mutual Fund Administration Corporation
2220 E. Route 66, Suite 226
Glendora, California  91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, Wisconsin  53233-2301

Distributor
Grand Distribution Services, LLC
803 West Michigan Street
Milwaukee, Wisconsin  53233-2301

FUND INFORMATION

	TICKER	CUSIP
Miller Tabak Healthcare Transformation Fund	MTHFX	461418675

Privacy Principles of the Miller Tabak Healthcare Transformation Fund for Shareholders
The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund.  The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Miller Tabak Healthcare Transformation Fund for their information.  It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at 888.MTADVISORS (1-888-682-3847) or on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Proxy Voting Record
Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling 888.MTADVISORS (1-888-682-3847) or by accessing the Fund’s Form N-PX on the SEC’s website at http://www.sec.gov.

Form N-Q Disclosure
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q is available on the SEC website at  http://www.sec.gov or by calling the Fund at 888.MTADVISORS (1-888-682-3847).  The Fund’s Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (202) 551-8090.

Miller Tabak Healthcare Transformation Fund
P.O. Box 2175
Milwaukee, WI 53201
Toll Free: 888.MTADVISORS (1-888-682-3847)

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

The registrant undertakes to provide to any person without charge, upon request, a copy of its code of ethics by mail when they call the registrant at 1-888-885-8225.

Item 3. Audit Committee Financial Expert.

The Board of Trustees of the Registrant has determined that the Registrant does not have an audit committee financial expert serving on its audit committee.  The audit committee is composed of the Registrant’s three independent Trustees, each of whom possesses extensive industry experience, but none of whom has all of the technical attributes identified in Instruction 2(b) to Item 3 of Form N-CSR to qualify as an “audit committee financial expert.”  The Board of Trustees believes that the audit committee has sufficient knowledge and experience to meet its obligations as the audit committee of the Registrant.  In addition, the Board of Trustees notes that the audit committee has the authority to retain any experts necessary to carry out its duties.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. "Audit services" refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. "Audit-related services" refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. "Tax services" refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no "other services" provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 6/30/2011	FYE 6/30/2010
Audit Fees	$12,500	N/A
Audit-Related Fees	N/A	N/A
Tax Fees	$2,500	N/A
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Tait, Weller, & Weller LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 6/30/2011	FYE 6/30/2010
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant's accountant for services to the registrant and to the registrant's investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years. The audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant's independence.

Non-Audit Related Fees	FYE 6/30/2011	FYE 6/30/2010
Registrant	N/A	N/A
Registrant’s Investment Advisor	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

(a)   Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)   Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed February 5, 2009.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Investment Managers Series Trust

By (Signature and Title)	/s/ John P. Zader
John P. Zader, President

Date   September 8, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ John P. Zader
John P. Zader, President

Date September 8, 2011

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer

Date September 8, 2011